SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 28, 2012 ₪ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 ₪ / shares	Oct. 30, 2017 $ / shares shares	Aug. 10, 2017 $ / shares shares	Mar. 06, 2017 $ / shares shares	Dec. 31, 2016 ₪ / shares	Dec. 28, 2016 $ / shares shares	Nov. 03, 2016 $ / shares shares	Jun. 23, 2016 $ / shares shares	Mar. 29, 2016 $ / shares shares	Oct. 01, 2015 $ / shares shares	Jul. 01, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares						₪ 0.9				₪ 0.9
Number of options
Options, beginning			330,000	277,500	235,000
Options, Granted			75,000	250,000	120,000
Options, Forfeited			(54,375)	(177,400)	(77,500)
Options, Exercised			(19,583)	(20,100)
Options, ending			331,042	330,000	277,500
Exercisable at end of year			120,417	20,000	30,000
Weighted average exercise price
Options, beginning | $ / shares			$ 7.97	$ 7.60	$ 8.28
Options, Granted | $ / shares			10.39	8.10	7.15
Options, Forfeited | $ / shares			8.35	7.56	8.67
Options, Exercised | $ / shares			7.3	6.50
Options, ending | $ / shares			9.03	7.97	7.60
Exercisable at end of year | $ / shares			7.95	7.15	6.50
Weighted-average grant-date fair value of options granted | $ / shares			$ 1.74	$ 1.42	$ 1.25
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan		380,000					80,000	45,000	30,000		60,000	50,000	100,000	40,000	40,000	80,000
Vesting period for plan	3 years	4 years
Ordinary shares, par value per share | ₪ / shares		₪ 0.9
Exercise price | $ / shares							$ 11.54	$ 11.39	$ 8.9		$ 10	$ 7.34	$ 7.54	$ 7.63	$ 7.15	$ 7.15
Dividend yield			5.00%	5.00%	5.00%
Weighted average exercise price
Aggregate intrinsic value | $			$ 737	$ 332	$ 27
Unrecognized compensation cost related to non-vested stock options | $			$ 335
Unrecognized compensation weighted average period of recognition, years			1 year 2 months 5 days
Period in which equity exceeds threshold	4 years
2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan		300,000
Expected stock price volatility			33.30%	37.70%	35.07%
Expected option life (in years)			4 years	3 years	3 years
Risk free interest rate			1.49%	0.92%	0.92%
2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan		680,000
Expected stock price volatility			40.50%	40.30%	38.97%
Expected option life (in years)			5 years 6 months	5 years 6 months	4 years
Risk free interest rate			1.81%	1.79%	1.39%
2012 Plan [Member] | Vest upon the lapse of 12 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
2012 Plan [Member] | Vest on a quarterly basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		3 years
Vesting percentage		75.00%